CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 347,255	¥ 177,220	¥ 91,676
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	(35,768)	204,507	107,058
Deferred income taxes	(1,569)	(1,161)	(145)
Total	(37,337)	203,346	106,913
Defined benefit pension plans:
Pension liability adjustment	17,734	18,475	16,422
Deferred income taxes	(5,327)	(5,813)	(4,793)
Total	12,407	12,662	11,629
Non-trading debt securities:
Net unrealized gain (loss) on non-trading debt securities	(1,675)
Deferred income taxes	528
Total	(1,147)
Own credit adjustments:
Own credit adjustments	20,636	(91,001)	95,047
Deferred income taxes	(7,978)	18,565	(22,050)
Total	12,658	(72,436)	72,997
Total other comprehensive income	(13,419)	143,572	191,539
Comprehensive income	333,836	320,792	283,215
Less: Comprehensive income (loss) attributable to noncontrolling interests	5,276	13,399	(52)
Comprehensive income attributable to NHI shareholders	¥ 328,560	¥ 307,393	¥ 283,267